INVESTMENT PROPERTIES - Schedule of Investment Properties Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 100,865	$ 96,782
Core
Disclosure of fair value measurement of assets [line items]
Investment properties	19,384	19,339
Transitional and Development [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	27,669	29,764
LP Investments and Other [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	51,620	45,857
Other investment properties
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 2,192	$ 1,822